Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Management has evaluated events and transactions from December 31, 2025 through June 25, 2026, the date these financial statements were issued, and concluded that no material events had occurred that would require disclosure.

On January 31, 2026, Columbia Financial, Inc., a Delaware corporation (the “Company”), Columbia Bank MHC (the “MHC”) and Columbia Financial, Inc., a newly-formed Maryland corporation (the “Holding Company”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Northfield Bancorp, Inc., a Delaware corporation (“Northfield”). The Merger Agreement was unanimously approved by the Board of Directors of each of the parties.

Concurrently with the adoption of the Merger Agreement, the Boards of Directors of the Company, the Holding Company, the MHC and the Bank adopted a Plan of Conversion and Reorganization (the “Plan”), pursuant to which the Bank will convert from the mutual holding company form of organization to the fully-public stock holding company form of organization (the “Conversion”).

Pursuant to the terms of the Merger Agreement and subject to the conditions set forth therein, immediately following the completion of the Conversion, Northfield will merge with and into the Holding Company (the “Merger”), with the Holding Company continuing as the surviving corporation. Immediately following the completion of the Merger, the
(7) Subsequent Events (continued)

Holding Company will cause Northfield’s wholly-owned banking subsidiary, Northfield Bank, to merge with and into the Bank, with the Bank continuing as the surviving institution.

Pursuant to the terms of the Merger Agreement and subject to the conditions set forth therein, immediately following the completion of the Conversion, Northfield will merge with and into the Holding Company (the “Merger”), with the Holding Company continuing as the surviving corporation. Immediately following the completion of the Merger, the Holding Company will cause Northfield’s wholly-owned banking subsidiary, Northfield Bank, to merge with and into the Bank, with the Bank continuing as the surviving institution.

The completion of the Merger is subject to the satisfaction of various closing conditions, including the completion of the Conversion and the approval of the Merger by the stockholders of both Columbia and Northfield. The completion of the Conversion is also subject to the satisfaction of various closing conditions, including the approval of the conversion by the members (the depositors and certain borrowers of the Bank) of the MHC and the approval of the Conversion by the stockholders of Columbia.